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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-25473



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2006

                      POLARIS PLATINUM II VARIABLE ANNUITY
                       POLARIS CHOICE II VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
                   WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY
                 WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY
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THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE THIRD PARAGRAPH UNDER THE
SUBHEADING TITLED "WHAT IS MARKETLOCK?" LOCATED IN THE "MARKETLOCK" SECTION OF THE PROSPECTUS.


"The feature does NOT guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary."





Dated August 1, 2006


                Please keep this Supplement with your Prospectus



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